Average Annual Total Returns - Investor A, C and Institutional - BLACKROCK LARGE CAP FOCUS GROWTH FUND, INC.	Mar. 01, 2021
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	38.49%
5 Years	21.00%
10 Years	17.21%	[1]
Investor A Shares
Average Annual Return:
1 Year	38.75%
5 Years	19.59%
10 Years	15.22%	[1]
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	38.55%
5 Years	18.74%
10 Years	13.61%	[1]
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	23.07%
5 Years	15.73%
10 Years	12.02%	[1]
Investor C Shares
Average Annual Return:
1 Year	44.10%
5 Years	19.99%
10 Years	15.19%	[1]
Institutional Shares
Average Annual Return:
1 Year	46.84%
5 Years	21.14%
10 Years	16.23%	[1]

[1]	A portion of the Fund’s total return was attributable to proceeds received from a settlement of litigation or a payment from an affiliate to compensate for foregone securities lending revenue.